1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Corey F. Rose corey.rose@dechert.com +1 202 261 3314 Direct

February 10, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Hartford Schroders Private Opportunities Fund (File Nos. 333-262271 and 811-23776)

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Hartford Schroders Private Opportunities Fund (“Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 2 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; (iii) including financial statements; and (iv) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 202-261-3314.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:  Alice A. Pellegrino

John V. O’Hanlon

Alexander C. Karampatsos